INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
INCOME TAXES
Summary of Provision for Federal Income Tax
	2024	2023
Federal income tax benefit attributable to:
Current Operations	$4,000	$84,000
Less: valuation allowance	(4,000)	(84,000)
Net provision for Federal income taxes	$—	$—

Schedule of Cumulative Tax Effect on Deferred Tax Amount
	2024	2023
Deferred tax asset attributable to:
Net operating loss carryover	$258,000	$254,000
Less: valuation allowance	(258,000)	(254,000)
Net deferred tax asset	$—	$—